CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS
Cash	$ 345	$ 92
Accounts receivable, net of provision for doubtful accounts of $1 and nil, respectively	228	910
Other receivables and prepayments	$ 456	51
Receivable from sale of a subsidiary		91,379
Inventories	$ 26	1
Advances to suppliers	$ 126	33
Prepaid income taxes		17
Other current assets		56
Total current assets	$ 1,181	$ 92,539
DEPOSITS FOR ACQUISITION OF SUBSIDIARIES	85,693
PLANT AND EQUIPMENT, NET	8	$ 14
Total assets	86,882	92,553
CURRENT LIABILITIES
Accounts payable, trade	$ 46	606
Loan from a shareholder		100
Other payables and accrued liabilities	$ 169	209
Customer deposits	421	198
Taxes payable	$ 6,241	6,241
Warrant derivative liability		$ 2
Convertible notes	$ 2,169
Total liabilities	$ 9,046	$ 7,356
Commitment and contingencies
SHAREHOLDERS' EQUITY
Preferred stock, $0.001 par value, 1,000,000 shares authorized, nil issued and outstanding as of December 31, 2015 and 2014
Common stock, $0.004 par value, 12,500,000 shares authorized, 4,471,215 and 4,353,715 shares issued and outstanding as of December 31, 2015 and 2014, respectively	$ 18	$ 18
Paid-in-capital	$ 25,904	$ 25,589
Statutory reserves
Retained earnings	$ 57,183	$ 59,601
Accumulated other comprehensive loss	(5,269)	(11)
Total shareholders' equity	77,836	85,197
Total liabilities and shareholders' equity	$ 86,882	$ 92,553